CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	105,288,996	105,288,996
Common stock, shares outstanding (in shares)	102,259,402	102,259,402
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Series C preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	804,950	804,950
Preferred stock, shares outstanding (in shares)	804,950	804,950
Series D preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,195,050	3,195,050
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050